Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, as well as the holders of the Private Placement Units and any shares of the Company’s insiders, officers, directors or their affiliates may be issued in payment of working capital loans and extension loans made to the Company (and any ordinary shares issuable upon conversion of the underlying the private placement rights), are entitled to registration rights pursuant to an agreement signed on the effective date of the registration statement for the IPO. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary shares are to be released from lock-up. The holders of a majority of the Private Placement Units and units issued in payment of working capital loans made to the Company can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Consulting Services Agreement

On November 11, 2025, the Company entered into an agreement with Hurricane Corporate Services Ltd., a consulting firm controlled by Kulwant Sandher, the Company’s Chief Financial Officer (“CFO”). The agreement is for a term of three months commencing on the execution date and will automatically renew for an additional three-month period. The Company agreed to pay Mr. Sandher a monthly fee of $3,000. For the three and six months ended June 30, 2026, the Company incurred $9,000 and $18,000, respectively, in CFO service fees. The Company did not incur any CFO service fees for the period from January 13, 2025 (Inception) through June 30 2025. As of June 30, 2026 and December 31, 2025, $6,000 and $0 of which were accrued and included on the accompanying unaudited condensed consolidated balance sheets.

Director Compensation

The Company pays a quarterly fee of $7,500 to its directors. For the three and six months ended June 30, 2026, the Company incurred $22,500 and $45,000, respectively, in director compensation, of which $15,000 and $0 were accrued and included on the accompanying unaudited condensed consolidated balance sheets. The Company did not incur any director compensation for the period from January 13, 2025 (Inception) through June 30 2025.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. The underwriters fully excised their over-allotment option on November 13, 2025.

The underwriters were paid a cash underwriting discount of 1.50% of the gross proceeds of the IPO, or $862,500. Additionally, the underwriters will be entitled to a deferred underwriting discount of 2% of the gross proceeds of the IPO or $1,150,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

The underwriters have agreed to waive their rights to the deferred underwriting discounts held in the trust account in the event the Company does not consummate a business combination within 15 months from the closing of the IPO (as may be extended pursuant to the Company’s charter documents (subject to shareholder approval, there are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to the Company’s amended and restated memorandum and articles of association)), and in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of the public shares.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares issued and outstanding as of December 31, 2025, as well as the holders of the Private Units and any shares of the Company’s insiders, officers, directors or their affiliates may be issued in payment of working capital loans and extension loans made to the Company (and any ordinary shares issuable upon conversion of the underlying the private rights), will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of the registration statement. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary shares are to be released from trust. The holders of a majority of the private units and units issued in payment of working capital loans made to us can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company has granted the underwriters a 45-day option from the date of the IPO to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. The underwriter fully excised its over-allotment option on November 13, 2025.

The underwriters were paid a cash underwriting discount of 1.50% of the gross proceeds of the IPO, or $862,500. Additionally, the underwriters will be entitled to a deferred underwriting discount of 2% of the gross proceeds of the IPO or $1,150,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

The underwriters have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of its initial Business Combination, and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within 15 months from the closing of the IPO (subject to shareholder approval, there are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association).